Contingencies, Commitments, and Responsibilities	12 Months Ended
Dec. 31, 2018
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Contingencies, Commitments, and Responsibilities

Note 21 – Contingencies, Commitments, and Responsibilities

a)	Lawsuits and Legal Proceedings

As of the date of issuance of these Financial Statements, legal actions have been filed against the Bank and its subsidiaries involving its transactions in the ordinary course of business. They are mainly lawsuits pending against the Bank related to loans and other matters, most of which, according to the Bank’s Legal Services Divisions involved in the suits, present no risk of significant loss. Notwithstanding the above, provisions for MCh$956 and MCh$1,191 as of December 31, 2018 and December 31, 2017, respectively have been recorded in the Consolidated Financial Statements.

Lawsuit of Helm LLC against Itaú Corpbanca

On December 20, 2016, Helm LLC filed a lawsuit in the New York State Supreme Court (“the State Court Lawsuit”) and a Request for Arbitration before the ICC International Arbitration Court (the “Arbitration”), against Itaú Corpbanca, CorpBank Holding Inversiones Lade e Itaú Corpbanca Colombia, the latter as nominal defendant, alleging certain breaches of the shareholders’ agreement of Itaú Corpbanca Colombia as amended and restated of HB Acquisition S.A.S. on July 31, 2013 (“SHA”).

In its lawsuit, Helm LLC seeks, among other things, compensation that would correspond to the value it estimates and claims in exchange for its shares in Itaú Corpbanca Colombia, plus interest. On February 14, 2017 the defendants answered to the complaint of Helm LLC, rejecting their claims in full. Moreover, Itaú Corpbanca and CorpBank Holding Inversiones Ltda. filed a counterclaim against Helm LLC for breach of the SHA, according to which they request the court, among other things, to declare the termination of the aforementioned SHA.

On April 19, 2017, Helm LLC answered such counterclaim. The arbitration procedure has continued in accordance with the judicial proceedings and the evidentiary period is expected to take place in July 2018. Itaú Corpbanca estimates that the claim of Helm LLC has no merit and will proceed to defend its rights under the SHA and the applicable legislation.

Other lawsuits

Other legal actions have been filed against the Bank and its subsidiaries involving its transactions carried out in the ordinary course of business. The Bank’s maximum exposure for these lawsuits amounts to approximately MCh$26,995 as of December 31, 2018 and MCh$36,309 as of December 31, 2017. However, in Management’s opinion based on reports from the Legal Division as of December 31, 2018, it is more likely than not that these lawsuits will not result in significant losses not contemplated by the Bank in these Consolidated Financial.

Itaú Corpbanca Colombia S.A.

The Bank and its subsidiaries are involved in civil, administrative and labor proceedings. The outstanding civil and administrative proceedings, them are related to Banking transactions, and the remaining ones derive from the ownership of leased assets.

Such claims amount, in the aggregate, to MCh$32,375 as of December 31, 2018 (MCh$13,748 as of December, 2018). According to the evaluation of the expected results in each lawsuits the Bank has recorded a provision of MCh$152 as of December 31, 2018 (MCh$977 as of December 31, 2017).

There are labor processes of which amounted to MCh$2,527, for which the Bank has recorded a provision of MCh$1,057 as of December 31, 2018. (MCh$865 as of December 31, 2017)

Recovery of fine for exceeding credit margins

Via Ruling No. 16,191 dated December 30, 2015, the SBIF fined Corpbanca MCh$21,765 for violations of credit margins established in articles 84-1 and 85 of the Chilean General Banking Law (“GBL”) related to Chapter 12-3 of the SBIF’s Updated Standards. On January 18, 2016, Corpbanca filed an appeal with the Santiago Court of Appeals to challenge the fine in accordance with the GBL. On August 31, 2016, the Court of Appeals ruled in favor of Corpbanca and rendered all fines null and void. Five business days thereafter, the SBIF filed an appeal complaining against the appellate court ministers, which was heard by the Supreme Court under Case No. 62,128-2016.

On May 9, 2017, the Supreme Court dismissed such appeal filed by the SBIF disagreeing with the aforementioned final ruling issued by the Santiago Court of Appeals. Therefore, the appeal filed by the Bank to render the SBIF fines null and void was accepted, consequently declaring the fines unlawful.

As previously reported, the aforementioned fines were recognized as an expense in the result of the 2015 fiscal year. Pursuant to this decision of the Supreme Court, the reverse of such expense and the other corresponding financial effects.

SBIF Ruling

Through a resolution dated June 30, 2017, served to Itaú Corpbanca (the “Bank”) on July 17, 2017, the Chilean Superintendence of Banks and Financial Institutions (“SBIF”) resolved, among other matters, the continuation of the administrative proceeding against the Bank for alleged violations of individual credit limits in granting certain loans to Norte Grande S.A., Potasios de Chile S.A. and Sociedad de Inversiones Pampa Calichera S.A., the same transactions which were the basis for the fines rendered null and void by the Santiago Court of Appeals on August 31, 2016.

On July 19, 2017, the Bank filed a motion against that resolution for considering it against the law, among other reasons, because there is no administrative proceeding in existence to be continued by the SBIF against the Bank, as resolved by the Santiago Court of Appeals and by Chilean Supreme Court, which dismissed the complaint filed by the SBIF against that resolution. In accordance with a resolution dated July 24, 2017, the SBIF dismissed the aforementioned motion, claiming that the proceeding is in the investigation stage and that the Bank is not formally a party to any administrative proceedings.

On October 23, 2017, the Bank received a communication from the SBIF, filing charges against Itaú Corpbanca for the same operations mentioned above. The Bank has the conviction that this administrative procedure is not in accordance with the applicable law and the Bank will exercise the defenses granted by the law to that extent. On November 22, 2017, the Bank filed its response with the SBIF. Subsequently, on December 27, 2018 through communication the SBIF report the conclusion of the investigation phase of the referred sanctioning administrative procedure. For details see Note 37 “Subsequent events”.

Transaction Agreement

On January 29, 2014, Inversiones Corp Bank Limitada, Inversiones Saga Limitada (CorpBank), Itaú-Unibanco Holding S.A., Corpbanca and Bank Itaú, subscribed a contract called “Transaction Agreement”, in accordance to the contract, they agreed a strategic association of its operations in Chile and Colombia. This strategic association gave rise at April 1, 2016 the merger of Corpbanca and Itaú, which was be renamed “Itaú Corpbanca”.

Additionally, the Transaction Agreement also included the postponement of the date for Itaú Corpbanca to purchase the shares that CorpBank holds in Corpbanca Colombia. The purchase of those shares of Corpbanca Colombia held by CorpBank (currently representing 12.36% of shares outstanding), which was previously agreed to be carried out no later than January 29, 2017, was postponed until January 28, 2022, subject to receipt of the applicable regulatory approvals. The purchase price for the shares has not changed and will be US$3.5367 per share plus interest from August 4, 2015 until the payment date at an annual interest rate equal to Libor plus 2.7% minus the sum of the aggregate amount of dividends paid by Corpbanca Colombia to CorpBank since the date of the Transaction Agreement.

According to article 76 of the General Banking Law, investments in shares of Banks established abroad are subject to the prior approval of the Superintendency of Banks and Financial Institutions in Chile (SBIF), as well as the Central Bank of Chile (BCCH), which in turn is subject to compliance with the conditions set forth in article 78 of said legal corp. Additionally, in the case of Banks incorporated in Colombia, an eventual acquisition of shares in Itaú Corpbanca Colombia by Itaú Corpbanca is also subject to the prior authorization of the Financial Superintendency of Colombia (SFC).

Consequently, the aforementioned transaction must be confirmed only by the occurrence of one or more future and uncertain events that are not entirely under the control of the Bank.

b)	Contingent loans

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans:

	Contingent loans
	As of December 31,
	2018	2017
	MCh$	MCh$
Collateral and guarantees	411,023	262,924
Confirmed foreign letters of credit	—	3,824
Letters of credit issued	95,476	88,940
Documented guarantees	1,286,805	1,286,807
Available on demand credit lines	2,143,333	2,349,626
Other credit commitments	1,447,277	1,299,494

Totals	5,383,914	5,291,615

For information on provisions for contingent loans, see Note 19, letter b.

c)	Responsibilities

The Bank and its subsidiaries have the following responsibilities arising from their regular course of business:

	As of December 31,
	2018	2017
	MCh$	MCh$
Third party operations
Collections	17,030	26,143
Transferred financial assets managed by the Bank	1,101,327	997,530
Third party funds under management	2,306,154	2,215,038

Subtotals	3,424,511	3,238,711

Custody of securities
Securities held in custody	5,896,162	8,675,906
Securities held in custody deposited in other entities	315,347	549,848
Securities issued by the Bank held in custody	148,193	163,713

Subtotals	6,359,702	9,389,467

Totals	9,784,213	12,628,178

c)	Guarantees, Contingencies and other

Itaú Corredores de Seguros S.A.

In order to comply with Article 58, letter d) of the Chilean Decree with Force of Law (“DFL”) 251 of 1930, which states that, “Insurance Brokers, in order to conduct business, must comply with the requirement of contracting insurance policies as determined by the Commission for the Financial Market (Ex- Superintendency of Securities and Insurance or “SVS”), in order to correctly and fully comply with the obligations arising from its activities and especially regarding damages that may be incurred by insured parties taking policies through the brokerage house,” the subsidiary has renewed the following (civil liability and guarantee) insurance policies:

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04-15-2018	04-15-2019	60,000 and 500	Itaú Corredores de Seguros S.A.

Itaú Corredores de Bolsa Limitada

In order to comply with articles 30 and 31 of Chilean Law 18,045, this subsidiary kept a Bank guarantee certificate with the Chilean Electronic Stock Exchange and Santiago Stock Exchange, to ensure the correct and complete fulfillment of its obligations as stockbroker. The beneficiaries are the current or future creditors that the subsidiary has or will have derived from its transactions. The detail of the Bank guarantee certificate is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Itaú Chile	04-22-2018	04-22-2019	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	04-22-2018	04-22-2019	4,000	Bolsa de Comercio de Santiago

In addition, the company has taken out a comprehensive insurance policy to comply with Law No. 52 of the Chilean Electronic Stock Exchange. Amounts recorded with respect to the comprehensive insurance policy are as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orión Seguros Generales S.A	04-30-2018	06-21-2019	5,000 and 10,000	Bolsa Electrónica de Chile

The company pledged its shares of the Santiago Stock Exchange in favor of said company, to secure the fulfillment of the Obligations related to the transactions carried out with other brokers. This amounts to MCh$12,630 as of December 31, 2018.

As of December 31, 2018, this subsidiary is under guarantee with Bolsa de Comercio de Santiago, Bolsa de Valores in cash and financial assets ceded to guarantee transactions in Cámara de Compensación y Liquidación de Valores for MCh$5,042 (MCh$4,101 as of December 31, 2017).

The Company granted a Bank guarantee certificate, as a representative of the beneficiaries the guarantee pursuant to Articles 98 and 99 of Chilean Law 20,172 to secure its obligations as Portfolio Manager. The detail of the Bank guarantee certificate is as follows

Entity	From	To	Amount (UF)	Beneficiary
Itaú Chile	06-21-2018	06-21-2019	10,000	Itaú Chile

Itaú Administradora General de Fondos S.A.

On August 14, 2017, Corpbanca Administradora General de Fondos S.A. replaced the documented guarantee in Banco Santander Chile, at sight for MCh$14, equivalent to UF500, originally issued on June 6, 2017, in favor of the Production Development Corporation to ensure CORFO’s faithful and timely compliance with the obligations of the Portfolio Management contract, its Committees and Funds, and the payment of labor and social obligations with the contracting party’s employees, its expiration date is August 30, 2021.

On June 2, 2017, Corpbanca Administradora General de Fondos S.A. took a documented guarantee at Banco Santander Chile, at sight, for UF15,000 equivalent to MCh$400 in favor of the Production Development Corporation to ensure CORFO the faithful fulfillment of CORFO’s portfolio management contract, its Committees and Funds, and the payment of labor and social obligations with the workers of the contracting party. Its expiration date is August 31, 2021.

On April 30, 2018, Itaú Administradora General de Fondos S.A. contract the policy called Bankers Blanket Bond with Orión Seguros Generales.

On April 30, 2018, Itaú Administradora General de Fondos SA contracted the Global Banking Policy (Bankers Blanket Bond) with Orión Seguros Generales Company, in order to foresee possible situations of official infidelity, its maturity date being May 31, 2019. The insured amount of the policy amounts to US$5,000,000 for each individual loss event and US$10,000,000 in the combined aggregate.

During the year ended December 31, 2018, the Company has contracted Documented Guarantees in Itaú Corpbanca, for the funds it manages in order to guarantee the faithful fulfillment of the obligations of the Asset Manager, in connection with the management of the funds of third parties and required compensation in case of failure to comply with the provisions established by articles N°12 and N°13 of Law N°20,712, for UF773,051 as of December 31, 2018.